Commitments and Contingencies - Schedule of Minimum Amounts due for Non-Cancelable Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating
2019	$ 69,690
2020	56,204
2021	46,092
2022	41,324
2023	38,155
Thereafter	204,216
Total future minimum lease payments	455,681
Capital
2019	8,946
2020	8,304
2021	7,499
2022	5,809
2023	6,097
Thereafter	2,978
Total future minimum lease payments	39,633
Less imputed interest	(9,529)
Present value of future minimum lease payments	30,104
Total
2019	78,636
2020	64,508
2021	53,591
2022	47,133
2023	44,252
Thereafter	207,194
Total future minimum lease payments	$ 495,314